Fixed Assets (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Land [Member]
Estimated useful life of the asset	0 years	0 years
Buildings [Member]
Estimated useful life of the asset	15 years	15 years
Office Equipment [Member]
Estimated useful life of the asset	7 years	7 years